Shareholder Report, Holdings (Details)	Oct. 31, 2024
Columbia Strategic New York Municipal Income Fund - Class A | New York City Municipal Water Finance Authority 06/15/2054 5.250%
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Strategic New York Municipal Income Fund - Class A | City of New York 04/01/2054 5.250%
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Strategic New York Municipal Income Fund - Class A | Triborough Bridge & Tunnel Authority 05/15/2064 5.250%
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Strategic New York Municipal Income Fund - Class A | New York Transportation Development Corp. 06/30/2060 5.375%
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Strategic New York Municipal Income Fund - Class A | TSASC, Inc. 06/01/2041 5.000%
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Strategic New York Municipal Income Fund - Class A | New York State Dormitory Authority 03/15/2054 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Strategic New York Municipal Income Fund - Class A | City of New York 09/01/2046 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Strategic New York Municipal Income Fund - Class A | New York City Transitional Finance Authority 08/01/2048 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Strategic New York Municipal Income Fund - Class A | Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000%
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Strategic New York Municipal Income Fund - Class A | Triborough Bridge & Tunnel Authority 05/15/2062 5.250%
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Strategic New York Municipal Income Fund - Class A | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Strategic New York Municipal Income Fund - Class A | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
Columbia Strategic New York Municipal Income Fund - Class A | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Strategic New York Municipal Income Fund - Class A | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Strategic New York Municipal Income Fund - Class A | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Strategic New York Municipal Income Fund - Class A | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Strategic New York Municipal Income Fund - Class A | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Columbia Strategic New York Municipal Income Fund - Class A | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.90%
Columbia Strategic New York Municipal Income Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Strategic New York Municipal Income Fund - Advisor Class | New York City Municipal Water Finance Authority 06/15/2054 5.250%
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Strategic New York Municipal Income Fund - Advisor Class | City of New York 04/01/2054 5.250%
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Strategic New York Municipal Income Fund - Advisor Class | Triborough Bridge & Tunnel Authority 05/15/2064 5.250%
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Strategic New York Municipal Income Fund - Advisor Class | New York Transportation Development Corp. 06/30/2060 5.375%
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Strategic New York Municipal Income Fund - Advisor Class | TSASC, Inc. 06/01/2041 5.000%
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Strategic New York Municipal Income Fund - Advisor Class | New York State Dormitory Authority 03/15/2054 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Strategic New York Municipal Income Fund - Advisor Class | City of New York 09/01/2046 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Strategic New York Municipal Income Fund - Advisor Class | New York City Transitional Finance Authority 08/01/2048 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Strategic New York Municipal Income Fund - Advisor Class | Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000%
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Strategic New York Municipal Income Fund - Advisor Class | Triborough Bridge & Tunnel Authority 05/15/2062 5.250%
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Strategic New York Municipal Income Fund - Advisor Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Strategic New York Municipal Income Fund - Advisor Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
Columbia Strategic New York Municipal Income Fund - Advisor Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Strategic New York Municipal Income Fund - Advisor Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Strategic New York Municipal Income Fund - Advisor Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Strategic New York Municipal Income Fund - Advisor Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Strategic New York Municipal Income Fund - Advisor Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Columbia Strategic New York Municipal Income Fund - Advisor Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.90%
Columbia Strategic New York Municipal Income Fund - Advisor Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Strategic New York Municipal Income Fund - Class C | New York City Municipal Water Finance Authority 06/15/2054 5.250%
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Strategic New York Municipal Income Fund - Class C | City of New York 04/01/2054 5.250%
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Strategic New York Municipal Income Fund - Class C | Triborough Bridge & Tunnel Authority 05/15/2064 5.250%
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Strategic New York Municipal Income Fund - Class C | New York Transportation Development Corp. 06/30/2060 5.375%
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Strategic New York Municipal Income Fund - Class C | TSASC, Inc. 06/01/2041 5.000%
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Strategic New York Municipal Income Fund - Class C | New York State Dormitory Authority 03/15/2054 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Strategic New York Municipal Income Fund - Class C | City of New York 09/01/2046 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Strategic New York Municipal Income Fund - Class C | New York City Transitional Finance Authority 08/01/2048 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Strategic New York Municipal Income Fund - Class C | Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000%
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Strategic New York Municipal Income Fund - Class C | Triborough Bridge & Tunnel Authority 05/15/2062 5.250%
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Strategic New York Municipal Income Fund - Class C | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Strategic New York Municipal Income Fund - Class C | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
Columbia Strategic New York Municipal Income Fund - Class C | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Strategic New York Municipal Income Fund - Class C | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Strategic New York Municipal Income Fund - Class C | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Strategic New York Municipal Income Fund - Class C | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Strategic New York Municipal Income Fund - Class C | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Columbia Strategic New York Municipal Income Fund - Class C | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.90%
Columbia Strategic New York Municipal Income Fund - Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Strategic New York Municipal Income Fund - Institutional Class | New York City Municipal Water Finance Authority 06/15/2054 5.250%
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Strategic New York Municipal Income Fund - Institutional Class | City of New York 04/01/2054 5.250%
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Strategic New York Municipal Income Fund - Institutional Class | Triborough Bridge & Tunnel Authority 05/15/2064 5.250%
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Strategic New York Municipal Income Fund - Institutional Class | New York Transportation Development Corp. 06/30/2060 5.375%
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Strategic New York Municipal Income Fund - Institutional Class | TSASC, Inc. 06/01/2041 5.000%
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Strategic New York Municipal Income Fund - Institutional Class | New York State Dormitory Authority 03/15/2054 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Strategic New York Municipal Income Fund - Institutional Class | City of New York 09/01/2046 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Strategic New York Municipal Income Fund - Institutional Class | New York City Transitional Finance Authority 08/01/2048 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Strategic New York Municipal Income Fund - Institutional Class | Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000%
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Strategic New York Municipal Income Fund - Institutional Class | Triborough Bridge & Tunnel Authority 05/15/2062 5.250%
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Strategic New York Municipal Income Fund - Institutional Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Strategic New York Municipal Income Fund - Institutional Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
Columbia Strategic New York Municipal Income Fund - Institutional Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Strategic New York Municipal Income Fund - Institutional Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Strategic New York Municipal Income Fund - Institutional Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Strategic New York Municipal Income Fund - Institutional Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Strategic New York Municipal Income Fund - Institutional Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Columbia Strategic New York Municipal Income Fund - Institutional Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.90%
Columbia Strategic New York Municipal Income Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | New York City Municipal Water Finance Authority 06/15/2054 5.250%
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | City of New York 04/01/2054 5.250%
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | Triborough Bridge & Tunnel Authority 05/15/2064 5.250%
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | New York Transportation Development Corp. 06/30/2060 5.375%
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | TSASC, Inc. 06/01/2041 5.000%
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | New York State Dormitory Authority 03/15/2054 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | City of New York 09/01/2046 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | New York City Transitional Finance Authority 08/01/2048 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000%
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | Triborough Bridge & Tunnel Authority 05/15/2062 5.250%
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.90%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | New York City Municipal Water Finance Authority 06/15/2054 5.250%
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | City of New York 04/01/2054 5.250%
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | Triborough Bridge & Tunnel Authority 05/15/2064 5.250%
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | New York Transportation Development Corp. 06/30/2060 5.375%
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | TSASC, Inc. 06/01/2041 5.000%
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | New York State Dormitory Authority 03/15/2054 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | City of New York 09/01/2046 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | New York City Transitional Finance Authority 08/01/2048 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000%
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | Triborough Bridge & Tunnel Authority 05/15/2062 5.250%
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.90%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%